Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.20	31.12.19	31.12.20	31.12.19
Global Wealth Management Americas	9.5	9.5	5.1	4.2
Global Wealth Management Switzerland and International	8.5	8.5	3.7	3.4
Asset Management	8.5	9.0	3.5	3.0
Investment Bank	11.0	11.0	4.8	4.0

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2020	2019
Historical cost
Balance at the beginning of the year	6,272	760	788	1,548	7,820	8,018
Additions			147[2]	147	147	11
Disposals	(158)[3]				(158)	(11)
Write-offs			(35)	(35)	(35)	(185)
Foreign currency translation	69		22	22	91	(12)
Balance at the end of the year	6,182	760	922	1,683	7,865	7,820
Accumulated amortization and impairment
Balance at the beginning of the year		730	621	1,351	1,351	1,371
Amortization		30	25	55	55	65
Impairment[4]			2	2	2	0
Disposals					0	(8)
Write-offs			(35)	(35)	(35)	(75)
Foreign currency translation			11	11	11	(2)
Balance at the end of the year		760	624	1,385	1,385	1,351
Net book value at the end of the year	6,182	0	298	298	6,480	6,469
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information. 3 Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 4 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets in 2020 was USD 5 million).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth ManagementSwitzerland and International	Asset Management	Investment Bank	Group Functions	Total
Goodwill
Balance at the beginning of the year	3,719	1,198	1,354	0	0	6,272
Additions						0
Disposals			(158)			(158)
Foreign currency translation	5	34	30			69
Balance at the end of the year	3,724	1,233	1,226	0	0	6,182
Intangible assets
Balance at the beginning of the year	92	92	0	5	7	197
Additions				147		147
Disposals						0
Amortization	(36)	(12)		(4)	(4)	(55)
Impairment	(2)					(2)
Foreign currency translation	(9)	7		12		11
Balance at the end of the year	46	88	0	161	4	298

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2021	33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	298

UBS AG
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.20	31.12.19	31.12.20	31.12.19
Global Wealth Management Americas	9.5	9.5	5.1	4.2
Global Wealth Management Switzerland and International	8.5	8.5	3.7	3.4
Asset Management	8.5	9.0	3.5	3.0
Investment Bank	11.0	11.0	4.8	4.0

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2020	2019
Historical cost
Balance at the beginning of the year	6,272	760	788	1,548	7,820	8,018
Additions			147[2]	147	147	11
Disposals	(158)[3]				(158)	(11)
Write-offs			(35)	(35)	(35)	(185)
Foreign currency translation	69		22	22	91	(12)
Balance at the end of the year	6,182	760	922	1,683	7,865	7,820
Accumulated amortization and impairment
Balance at the beginning of the year		730	621	1,351	1,351	1,371
Amortization		30	25	55	55	65
Impairment[4]			2	2	2	0
Disposals					0	(8)
Write-offs			(35)	(35)	(35)	(75)
Foreign currency translation			11	11	11	(2)
Balance at the end of the year		760	624	1,385	1,385	1,351
Net book value at the end of the year	6,182	0	298	298	6,480	6,469
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information. 3 Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 4 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets in 2020 was USD 5 million).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth ManagementSwitzerland and International	Asset Management	Investment Bank	Group Functions	Total
Goodwill
Balance at the beginning of the year	3,719	1,198	1,354	0	0	6,272
Additions						0
Disposals			(158)			(158)
Foreign currency translation	5	34	30			69
Balance at the end of the year	3,724	1,233	1,226	0	0	6,182
Intangible assets
Balance at the beginning of the year	92	92	0	5	7	197
Additions				147		147
Disposals						0
Amortization	(36)	(12)		(4)	(4)	(55)
Impairment	(2)					(2)
Foreign currency translation	(9)	7		12		11
Balance at the end of the year	46	88	0	161	4	298

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2021	33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	298